SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2024
Minimum
Leases
Weighted average lessee's incremental borrowing rate applied to lease liabilities	7.80%
Maximum
Leases
Weighted average lessee's incremental borrowing rate applied to lease liabilities	19.47%